Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue
Commercialization Revenue	$ 1,042	$ 991	$ 3,264	$ 2,546
Milestone Revenue			11,000	12,834
Interest Revenue	207	79	491	261
Total Revenue	1,249	1,070	14,755	15,641
Clinical trial and research & development	(9,366)	(11,068)	(31,295)	(30,525)
Manufacturing production & development	(2,017)	(1,154)	(9,656)	(1,916)
Employee benefits
Salaries and employee benefits	(5,115)	(5,023)	(15,035)	(14,560)
Defined contribution superannuation expenses	(80)	(92)	(264)	(284)
Equity settled share-based payment transactions	(1,191)	(1,260)	(3,217)	(5,289)
Total Employee benefits	(6,386)	(6,375)	(18,516)	(20,133)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(135)	(214)	(446)	(718)
Intellectual property amortization	(395)	(618)	(1,183)	(1,346)
Total Depreciation and amortization of non-current assets	(530)	(832)	(1,629)	(2,064)
Other Management & administration expenses
Overheads & administration	(2,318)	(2,578)	(8,762)	(6,405)
Consultancy	(808)	(778)	(2,453)	(2,494)
Legal, patent and other professional fees	(565)	(979)	(2,816)	(2,362)
Intellectual property expenses (excluding the amount amortized above)	(866)	(776)	(2,161)	(2,564)
Total Other Management & administration expenses	(4,557)	(5,111)	(16,192)	(13,825)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(2,718)	(822)	(3,352)	7,880
Total Fair value remeasurement of contingent consideration	(2,718)	(822)	(3,352)	7,880
Other operating income and expenses
Remeasurement of borrowing arrangements			(752)
Research & development tax incentive	(74)	513	(74)	1,423
Foreign exchange gains/(losses)	(8)	289	(182)	470
Foreign withholding tax paid		(650)	(52)	(650)
Total Other operating income and expenses	(82)	152	(1,060)	1,243
Finance (costs)/gains
Remeasurement of borrowing arrangements	376		376
Interest expense	(3,144)	(423)	(8,282)	(423)
Total Finance costs	(2,768)	(423)	(7,906)	(423)
Loss before income tax	$ (27,175)	$ (24,563)	$ (74,851)	$ (44,122)